EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of Classes of Share Capital
The partnership had the following capital securities outstanding as of December 31, 2023 and 2022:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2023	Dec. 31, 2022
Operating Partnership Class A Preferred Equity Units:
Series 2	24,000,000	6.50%	$587	$575
Series 3	24,000,000	6.75%	564	556
New LP Preferred Units(1)	19,273,654	6.25%	474	474
BPO Class B Preferred Shares:
Series 1(2)	3,600,000	n/a	—	—
Series 2(2)	3,000,000	n/a	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	636,328	5.25%	16	21
Series 2	362,546	5.75%	7	10
Series 3	408,962	5.00%	8	12
Series 4	365,661	5.20%	7	10
Rouse Series A Preferred Shares	5,600,000	5.00%	145	142
Subsidiary Preferred Shares and Capital - Alstria Office Prime Portfolio GmbH & Co. KG (“Alstria Office Prime”)	19,472,214	See footnote (3)	109	—
Brookfield India Real Estate Trust (“India REIT”)	246,305,005	See footnote (4)	729	456
Capital Securities – Fund Subsidiaries			189	577
Total capital securities			$2,835	$2,833

Current			$795	$600
Non-current			2,040	2,233
Total capital securities			$2,835	$2,833
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.
(2)Class B, Series 1 and 2 capital securities - corporate are subsidiaries of Brookfield Corporation. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.
(3)The dividend rate pertaining to Alstria Office Prime is declared annually and is neither fixed or mandatory.
(4)The dividend rate pertaining to India REIT is equal to a minimum of 90% of net distributable cash flows.
The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2023	2022	2021	2023	2022	2021
Outstanding, beginning of year	139	139	139	298,987	298,987	435,980
Privatization		—	—	—	—	(146,278)
Exchange LP Units exchanged	—	—	—	—	—	128
BPYU Units exchanged				—	—	8,922
Distribution reinvestment program	—	—	—	—	—	123
Issued under unit-based compensation plan	—	—	—	—	—	112
LP Units issued	—	—	—	22,061	—	—
Outstanding, end of year	139	139	139	321,048	298,987	298,987

Schedule of Distributions Made to Partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2023	2022	2021
Limited partners	$440	$419	$358
Holders of:
Redeemable/exchangeable partnership units	781	741	499
Special LP Units	8	7	5
Exchange LP Units	—	—	1
FV LTIP of the Operating Partnership	2	2	2
BPYU Units	—	—	13
Total distributions	$1,231	$1,169	$878
Per unit(1)	$1.40	$1.40	$1.05
(1)Per unit outstanding on the record date for each.